FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2019
FINANCIAL STATEMENTS SCHEDULE I
FINANCIAL STATEMENTS SCHEDULE I

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2018	2019
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	773,884	394,741	56,701
Short-term investment	12,611,386	8,771,868	1,260,000
Prepayments and other current assets	172,251	118,623	17,039
Amounts due from subsidiaries	1,521,880	1,510,194	216,926
Total current assets	15,079,401	10,795,426	1,550,666
Deferred tax assets	27,288	28,146	4,043
Long-term investment	—	696,180	100,000
Investments in subsidiaries and VIE	19,227,355	26,878,301	3,860,826
TOTAL ASSETS	34,334,044	38,398,053	5,515,535
Other current liability	25,845	1,629	234
Other non-current liability	90,961	93,820	13,477
Total liabilities	116,806	95,449	13,711

Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares authorized, 811,267,551 shares issued and 785,463,859 shares outstanding as of December 31, 2018; 803,551,115 shares issued and 781,947,464 shares outstanding as of December 31, 2019)	523	517	74
Additional paid-in capital	24,137,681	22,336,594	3,208,451
Treasury shares, at cost	(1,545,077)	(1,436,767)	(206,379)
Retained earnings	11,052,395	16,726,540	2,402,617
Accumulated other comprehensive gain	571,716	675,720	97,061
Total shareholders' equity	34,217,238	38,302,604	5,501,824
TOTAL LIABILITIES AND EQUITY	34,334,044	38,398,053	5,515,535

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2)
Operating expenses:
General and administrative	(59,214)	(271,378)	(325,559)	(46,764)
Other operating income, net	15,559	43,575	52,937	7,604
Total operating expenses	(43,655)	(227,803)	(272,622)	(39,160)
Interest income	120,510	317,714	412,311	59,225
Income from operations	76,855	89,911	139,689	20,065
Income tax expense	(4,649)	(43,581)	(61,505)	(8,835)
Equity in profit of subsidiaries and VIE	3,087,457	4,336,695	5,595,961	803,810
Net income attributable to ordinary shareholders	3,159,663	4,383,025	5,674,145	815,040
Net income	3,159,663	4,383,025	5,674,145	815,040
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	(590,545)	867,612	104,004	14,939
Comprehensive income	2,569,118	5,250,637	5,778,149	829,979

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2)
Cash flows from operating activities:
Net income	3,159,663	4,383,025	5,674,145	815,040
Adjustments to reconcile net income to net cash used by operating activities
Share based compensation	40,725	249,478	316,666	45,486
Equity in profit of subsidiaries and VIE	(3,087,457)	(4,336,695)	(5,595,961)	(803,810)
Changes in operating assets and liabilities:
Prepayments and other current assets	(37,174)	(131,322)	53,628	7,703
Deferred tax assets	—	(27,288)	(858)	(123)
Other non-current liability	60,045	9,231	(14,448)	(2,075)
Net cash used in by operating activities	135,802	146,429	433,172	62,221
Cash flows from investing activities:
Loans to and investments in subsidiaries, consolidated VIEs and VIEs' subsidiaries	(1,020,815)	(2,199,955)	(2,051,918)	(294,740)
Purchases of short-term investments	(9,716,466)	(12,564,140)	(10,089,829)	(1,449,313)
Maturity of short-term investments	4,679,500	5,376,252	14,072,901	2,021,446
Purchase of long-term investment	—	—	(707,870)	(101,679)
Net cash used in/provided investing activities	(6,057,781)	(9,387,843)	1,223,284	175,714
Cash flows from financing activities:
Proceeds from issuance of ordinary shares-alibaba	—	8,891,909	—	—
Payment of dividends	—	(895,136)	(1,270,773)	(182,535)
Share repurchase	(857,658)	(769,811)	(762,893)	(109,583)
Net cash used in/provided by financing activities	(857,658)	7,226,962	(2,033,666)	(292,118)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(211,221)	265,269	(1,933)	(277)
Net change in cash, cash equivalents and restricted cash	(6,990,858)	(1,749,183)	(379,143)	(54,460)
Cash, cash equivalents and restricted cash, beginning of year	9,513,925	2,523,067	773,884	111,161
Cash, cash equivalents and restricted cash, end of year	2,523,067	773,884	394,741	56,701

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cash and cash equivalents	2,366,916	773,884	394,741
Restricted cash	156,151	—	—
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	2,523,067	773,884	394,741

Supplemental disclosure on non-cash investing and financing activities:

As of December 31, 2017, 2018 and 2019, payables for repurchasing the ordinary shares were RMB56,953, RMB24,146 and nil, respectively.

As of December 31, 2017, 2018 and 2019, payables for dividends were nil, RMB1,699 and RMB1,629, respectively.

FINANCIAL STATEMENTS SCHEDULE I

ZTO EXPRESS (CAYMAN) INC.

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1)           Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company does not include condensed financial information as to the changes in equity as such financial information is the same as the consolidated statements of changes in shareholders’ equity.

2)           The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIE” and the subsidiaries and VIE’s profit or loss as “Equity in profit/loss of subsidiaries and VIE” on the Condensed Statements of Operations and Comprehensive Income.

3)           As of December 31, 2018 and 2019, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or guarantees of the Company.

4)           Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.9618, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.